SUPPLEMENT DATED JULY 7, 2006
                     TO THE PROSPECTUS DATED MAY 1, 2006 OF

                  ALLIANZ VALUEMARK(R) II/III VARIABLE ANNUITY
                    ALLIANZ VALUEMARK(R) IV VARIABLE ANNUITY
                      ALLIANZ REWARDS(TM) VARIABLE ANNUITY
                    ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY
       ALLIANZ ALTERITY(TM) VARIABLE ANNUITY AS SUPPLEMENTED MAY 16, 2006
      ALLIANZ HIGH FIVE(TM) VARIABLE ANNUITY AS SUPPLEMENTED JUNE 19, 2006
   ALLIANZ HIGH FIVE(TM) BONUS VARIABLE ANNUITY AS SUPPLEMENTED JUNE 22, 2006

            ALLIANZ ADVANTAGE(TM) NEW YORK VARIABLE ANNUITY ALLIANZ OPPORTUNITY(TM) NEW YORK VARIABLE ANNUITY ALLIANZ CHARTER(TM) II NEW YORK VARIABLE ANNUITY
                           AS SUPPLEMENTED MAY 1, 2006

                                    ISSUED BY
 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA OR ALLIANZ LIFE INSURANCE
                         COMPANY OF NEW YORK, AND
    ALLIANZ LIFE VARIABLE ACCOUNT B OR ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

1) Effective July 7, 2006, Allianz Life Advisers, LLC entered into a subadvisory agreement with Columbia Management Advisors, LLC ("Columbia Advisors") pursuant to which Columbia Advisors will replace
    OppenheimerFunds, Inc. as the subadviser to the Fund. In addition, the following name change is effective as of July 7, 2006:

    CURRENT NAME                            PREVIOUS NAME
    AZL Columbia Technology Fund   AZL Oppenheimer Emerging Technologies Fund

    In the Investment Options table in the prospectus, the Objective and Primary Investments for the AZL Columbia Technology Fund are as follows:

        OBJECTIVE: Capital Appreciation
        PRIMARY INVESTMENTS:  At least 80% of its total net assets in common stocks of U.S. and foreign technology companies that may benefit from technological improvements, advancements or developments.


2) In Appendix A - Annual Operating Expenses For Each Investment Option, the fourth sentence of footnote (2) in the annual expense table for the AZL Fusion Portfolios is corrected as follows: "The range of fees for the underlying funds before contractual fee waivers and reimbursements of the Fund is from 0.65% to 1.58%."


                                                                PRO-005-0506